Net interest income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net interest income
Loans	SFr 4,105	SFr 2,479
Investment securities	38	(12)
Trading assets	823	1,264
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,565	619
Other	2,107	335
Interest and dividend income	8,638	4,685
Deposits	(1,585)	(330)
Short-term borrowings	(1,264)	(28)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(481)	(240)
Long-term debt	(3,023)	(1,205)
Other	(486)	(197)
Interest expense	(6,839)	(2,000)
Net interest income	SFr 1,799	SFr 2,685